OTHER LIABILITIES - NON CURRENT AND CURRENT (Other liabilities - Current) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other liabilities [Abstract]
Payroll and social security payable	$ 150,378	$ 161,303
VAT liabilities	113,842	107,453
Other tax liabilities	55,622	53,378
Termination benefits	761	787
Related parties	515	28
Asset retirement obligation	3,303	3,610
Others	20,422	18,564
Other liabilities – Current	$ 344,843	$ 345,123